Acquisition of SPT - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) vessel $ / shares	Jul. 31, 2015 $ / shares shares	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) vessel $ / shares	Aug. 31, 2015 $ / shares	Jan. 31, 2015 $ / shares	Aug. 31, 2014 $ / shares
Business Acquisition [Line Items]
Purchase price of acquisition				$ 0	$ 31,870	$ 0
Shares issued, price per share (in dollars per share) | $ / shares	$ 6.99	$ 6.99				$ 4.80	$ 6.65	$ 4.57	$ 4.03
Ship to Ship Transfer Business [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	$ 47,300
Increase of goodwill			$ 8,100
Decrease in intangible assets			$ 8,400
Ship to Ship Transfer Business [Member] | Class B [Member]
Business Acquisition [Line Items]
Number of common stock issued (in shares) | shares		6,511,812
Ship to Ship Transfer Business [Member] | Teekay Corporation [Member] | Class B [Member]
Business Acquisition [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares	$ 6.99	$ 6.99
Ship to Ship Transfer Business [Member] | Working Capital [Member]
Business Acquisition [Line Items]
Purchase price of acquisition	$ 1,800
Ship-to-ship Support Vessel [Member] | Ship to Ship Transfer Business [Member]
Business Acquisition [Line Items]
Number of vessels | vessel	6
Aframax Tankers [Member]
Business Acquisition [Line Items]
Number of vessels | vessel						1
Time-charter [Member] | Aframax Tankers [Member] | Ship to Ship Transfer Business [Member]
Business Acquisition [Line Items]
Number of vessels | vessel	1